CONSOLIDATED BALANCE SHEETS	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
CURRENT ASSETS:
Cash and cash equivalents	¥ 3,918,146	$ 536,784	¥ 7,081,937
Accounts receivable, net	10,564,030	1,447,266	7,819,344
Deferred IPO costs			7,869,926
Prepayment and other current assets	12,104,106	1,658,256	34,151
Due from related parties	¥ 4,439,705	$ 608,237	¥ 8,000
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related party	Related party	Related party
TOTAL CURRENT ASSETS	¥ 31,025,987	$ 4,250,543	¥ 22,813,358
Non-current assets
Property and equipment, net	580,850	79,576	160,303
Intangible assets, net	16,943,816	2,321,293	1,989,722
Prepayment for acquisition	32,000,000	4,383,982	0
Right-of-use assets	768,042	105,221	200,539
Deferred tax assets	15,330	2,100
Other long-term assets			67,757
TOTAL ASSETS	81,334,025	11,142,715	25,231,679
CURRENT LIABILITIES:
Bank loans	4,000,000	547,998	3,000,000
Accounts payable			1,553
Payroll payables	1,045,829	143,278	676,618
Other payables	1,352,992	185,360	591,562
Deferred revenue	620,000	84,940	58,293
Lease liabilities	496,601	68,034	152,539
Due to related party	¥ 275,100	$ 37,689
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Taxes payable	¥ 1,973,260	$ 270,336	2,929,371
TOTAL CURRENT LIABILITIES	9,763,782	1,337,635	7,409,936
NON-CURRENT LIABILITY
Lease liabilities	271,442	37,187
TOTAL LIABILITIES	10,035,224	1,374,822	7,409,936
COMMITMENTS AND CONTINGENCIES (Note 18)
SHAREHOLDERS' EQUITY:
Ordinary shares, US$0. 01 par value, 200,000,000 shares authorized, 22,235,471 and 24,535,471 shares issued and outstanding as of December 31, 2023 and 2024, respectively	1,709,070	245,355	1,542,964
Additional paid-in capital	50,014,763	6,851,994	2,729,084
Statutory reserves	2,054,975	281,530	1,494,652
Ordinary shares subscribed	(1,542,964)	(222,355)	(1,542,964)
Retained earnings	18,494,772	2,533,773	13,451,868
Accumulated other comprehensive income	418,491	57,088
TOTAL SHAREHOLDERS' EQUITY	71,149,107	9,747,385	17,675,604
NON-CONTROLLING INTERESTS	149,694	20,508	146,139
TOTAL SHAREHOLDERS' EQUITY	71,298,801	9,767,893	17,821,743
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	¥ 81,334,025	$ 11,142,715	¥ 25,231,679